Balance Sheet Information - Schedule of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Land [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Land [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Land [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Building [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Building [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Building [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Machinery and equipment [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Machinery and equipment [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Machinery and equipment [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Building improvements [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Building improvements [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Building improvements [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Furniture and fixtures [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Furniture and fixtures [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Furniture and fixtures [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Construction in-progress [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Construction in-progress [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Construction in-progress [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 848,001	$ 519,792		$ 406,170	$ 398,296	$ 367,295	$ 19,360	$ 19,355	$ 19,287	$ 78,317	$ 80,005	$ 80,010	$ 220,099	$ 213,729	$ 195,927	$ 64,830	$ 60,628	$ 48,217	$ 22,465	$ 21,790	$ 21,999	$ 1,099	$ 2,789	$ 1,855
Less: accumulated depreciation and amortization	(340,003)	(281,126)		(228,563)	(222,215)	(206,432)
Property, plant and equipment, net	$ 507,998	$ 238,666	$ 251,698	$ 177,607	$ 176,081	$ 160,863